Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net loss	$ (14.0)	$ (19.3)	$ (33.6)	$ (17.1)	$ (117.8)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization	125.4	127.4	259.1	271.7	284.8
Amortization of interest rate cap premium	0.2	1.0	1.5	2.1	1.3
Amortization of terminated derivative contracts			0.0	0.0	6.0
Interest accretion loss contracts, other debt and long-term liabilities			2.7	2.2	2.7
Amortization of debt issuance costs	9.8	9.7	14.4	15.1	12.6
Accretion of original issue discount			5.1	4.9	5.0
Accretion on landfill retirement obligations	6.5	6.7	13.1	13.5	15.0
Provision for doubtful accounts	1.4	2.0	4.0	4.2	7.7
Loss on sale of property and equipment			4.7	0.8	2.6
Gain on redemption of security			(2.5)	0.0	0.0
Share based compensation	3.3	1.2	3.1	4.5	4.6
Change in fair value of derivative instruments	(7.0)	(10.9)	(11.1)	27.3	0.0
Amortization of other long-term assets			0.0	0.3	0.0
Deferred tax benefit	(6.2)	(10.5)	(21.6)	(84.5)	(57.0)
Earnings in equity investee	(1.1)	(0.8)	(1.3)	(0.1)	(0.3)
Asset impairment	0.0	6.4	6.4	5.3	25.5
Loss on disposition of business	(1.7)	10.6	10.5	0.0	0.0
Changes in operating assets and liabilities, net of businesses acquired
Decrease (increase) in accounts receivable	(5.1)	6.0	8.3	1.7	(5.1)
Decrease (increase) in prepaid expenses, parts and supplies, and other current assets	8.2	6.9	1.1	1.3	(2.8)
Decrease (increase) in other assets	0.4	0.3	3.9	2.9	(1.1)
(Decrease) increase in accounts payable	0.2	0.3	(2.8)	3.8	5.7
Increase (decrease) in accrued expenses			3.9	(6.6)	(0.3)
(Decrease) increase in unearned revenue	(1.1)	(0.1)	(0.5)	(1.7)	4.6
(Decrease) increase in other long-term liabilities	(0.8)	0.0	(3.5)	5.4	(1.4)
Capping, closure and post-closure expenditures	(6.7)	(1.7)	(20.4)	(13.8)	(12.0)
Net cash provided by operating activities	104.4	129.3	244.5	243.2	180.3
Cash flows from investing activities
Purchases of property and equipment and construction and development	(69.2)	(89.7)	(179.7)	(196.4)	(158.1)
Proceeds from sale of property and equipment	1.0	0.7	2.6	3.0	3.4
Proceeds from redemption of securities			15.0	0.0	5.0
Repayments of notes receivable			0.0	0.0	0.1
Acquisition of businesses, net of cash acquired	(5.1)	(23.8)	(50.0)	(9.9)	(50.4)
Proceeds from disposition of businesses	2.5	12.5	14.7	2.1	45.2
Net cash used in investing activities	(70.8)	(85.3)	(197.4)	(201.2)	(154.8)
Cash flows from financing activities
Proceeds from borrowings on debt instruments	70.0	35.0	114.0	95.0	184.0
Repayments on debt instruments	(101.9)	(62.2)	(153.4)	(141.3)	(196.8)
Deferred financing charges			(0.2)	(1.3)	(22.9)
Bank overdraft	11.3	(1.3)	1.2	1.4	(3.3)
Return of capital			(7.5)	(9.0)	0.0
Capital contributions from parent			0.4	0.0	0.0
Other financing activities	0.0	0.2	(2.0)	2.2	6.7
Net cash used in financing activities	(33.0)	(35.7)	(47.5)	(53.0)	(32.3)
Net increase (decrease) in cash and cash equivalents	0.6	8.3	(0.4)	(11.0)	(6.8)
Cash and cash equivalents, beginning of year	$ 0.6	$ 1.0	1.0	12.0	18.8
Cash and cash equivalents, end of year			$ 0.6	$ 1.0	$ 12.0